Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Valuation Techniques and Inputs

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.
Offshore Bank and Corporate Bonds		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.
Time Deposits	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards	Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market.

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.
FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	As inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Offshore Bank and Corporate Bonds	Discounted cash flows model	As inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

Schedule of Fair Value of Financial Assets Liabilities on the Balance Sheet

The following table shows the classification by levels, for financial instruments measured at fair value.

	Level 1		Level 2		Level 3		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held for trading at fair value through profit or loss
Financial derivative contracts:
Forwards	—	—	378,983	227,670	—	—	378,983	227,670
Swaps	—	—	1,488,810	2,070,481	—	—	1,488,810	2,070,481
Call options	—	—	332	4,949	—	—	332	4,949
Put options	—	—	2,515	253	—	—	2,515	253
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	1,870,640	2,303,353	—	—	1,870,640	2,303,353
Debt financial instruments:
From the Chilean Government and Central Bank	289,581	210,418	2,508,748	1,285,039	—	—	2,798,329	1,495,457
Other debt financial instruments issued in Chile	—	—	263,104	206,675	14,250	11,273	277,354	217,948
Financial debt instruments issued Abroad	—	—	46,019	976	—	—	46,019	976
Subtotal	289,581	210,418	2,817,871	1,492,690	14,250	11,273	3,121,702	1,714,381

Others	402,259	411,689	—	—	—	—	402,259	411,689

Financial assets at fair value through other comprehensive income
Debt Financial Instruments: (1)
From the Chilean Government and Central Bank	604,907	550,418	569,399	110,359	—	—	1,174,306	660,777
Other debt financial instruments issued in Chile	—	—	2,285,253	1,303,708	53,673	71,922	2,338,926	1,375,630
Financial debt instruments issued abroad	—	—	35,739	51,938	—	—	35,739	51,938
Equity Instruments:
Instruments issued in Chile	8,387	6,920	—	—	357	357	8,744	7,277
Instruments issued abroad	2,386	2,103	—	—	102	112	2,488	2,215
Subtotal	615,680	559,441	2,890,391	1,466,005	54,132	72,391	3,560,203	2,097,837

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	29,714	73,959	—	—	29,714	73,959
Call options	—	—	—	—	—	—	—	—
Put ptions	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	29,714	73,959	—	—	29,714	73,959
Total	1,307,520	1,181,548	7,608,616	5,336,007	68,382	83,664	8,984,518	6,601,219

Financial Liabilities
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts:
Forwards	—	—	455,921	241,757	—	—	455,921	241,757
Swaps	—	—	1,621,215	2,197,858	—	—	1,621,215	2,197,858
Call options	—	—	870	4,151	—	—	870	4,151
Put options	—	—	1,459	955	—	—	1,459	955
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,079,465	2,444,721	—	—	2,079,465	2,444,721

Others	—	—	512	990	—	—	512	990

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	297,817	141,040	—	—	297,817	141,040
Call options	—	—	—	—	—	—	—	—
Put options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	297,817	141,040	—	—	297,817	141,040
Total	—	—	2,377,794	2,586,751	—	—	2,377,794	2,586,751

(1)	As of December 31, 2024, 100% of instruments of level 3 are “Investment Grade” instruments . Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments

The following table shows the reconciliation between the balances at the beginning and at the end of year for those instruments classified in Level 3, whose fair value is reflected in the Consolidated Financial Statements:

	2025
	Balance as of January 1, 2025	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2025
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	11,273	274	—	15,952	(5,698)	—	(7,551)	14,250
Subtotal	11,273	274	—	15,952	(5,698)	—	(7,551)	14,250

Financial assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	71,922	1,225	473	—	(44,801)	61,899	(37,045)	53,673
Equity Instruments:
Instruments issued in Chile	357	—	—	—	—	—	—	357
Instruments issued abroad	112	—	(10)	—	—	—	—	102
Subtotal	72,391	1,225	463	—	(44,801)	61,899	(37,045)	54,132

Total	83,664	1,499	463	15,952	(50,499)	61,899	(44,596)	68,382

	2024
	Balance as of January 1, 2024	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273
Subtotal	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273

Financial assets at fair value through other comprehensive income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	88,483	586	1,682	58,608	(27,961)	11,268	(60,744)	71,922
Equity Instruments:
Instruments issued in Chile	358	—	(1)	—	—	—	—	357
Instruments issued abroad	25	—	—	87	—	—	—	112
Subtotal	88,866	586	1,681	58,695	(27,961)	11,268	(60,744)	72,391

Total	123,229	1,995	1,681	83,974	(84,697)	18,226	(60,744)	83,664

(1)	Recorded in income under line item “Net financial result”.
(2)	Recorded in equity under the line item “Accumulated other comprehensive income”.

Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions

The following table shows the sensitivity, by type of instrument, of those instruments classified in Level 3 using alternative in key valuation assumptions:

	As of December 31, 2025		As of December 31, 2024
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$

Financial assets held for trading at fair value through profit or loss
Debt financial instruments:
Other debt financial instruments issued in Chile	14,250	(15)	11,273	(255)
Subtotal	14,250	(15)	11,273	(255)

Financial assets at fair value through other comprehensive income
Debt Financial Instruments:
Other debt financial instruments issued in Chile	53,673	(1,652)	71,922	(2,320)
Equity Instruments:
Instruments issued in Chile	357	—	357	—
Instruments issued abroad	102	—	112	—
Subtotal	54,132	(1,652)	72,391	(2,320)
Total	68,382	(1,667)	83,664	(2,575)

Schedule of Fair Values of the Financial Assets and Liabilities that are not Recorded at Fair Value in the Statement of Financial Position	The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position.
	Book Value		Estimated Fair Value
	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$

Assets
Cash and deposits in banks	2,590,986	2,699,076	2,590,986	2,699,076
Transactions in the course of collection	414,419	372,456	414,419	372,456
Subtotal	3,005,405	3,071,532	3,005,405	3,071,532
Financial assets at amortized cost
Rights by resale agreements	100,643	87,291	100,643	87,291
Debt financial instruments	460,937	944,074	435,196	892,550
Loans to Banks
Domestic banks	—	299,147	—	299,147
Central Bank of Chile	—	—	—	—
Foreign banks	398,028	366,568	397,340	366,245
Subtotal	959,608	1,697,080	933,179	1,645,233
Loans to customers, net
Commercial loans	19,296,206	19,893,412	18,835,985	19,561,279
Residential mortgage loans	13,896,790	13,197,695	13,957,541	13,000,178
Consumer loans	5,349,315	5,151,755	5,436,873	5,247,985
Subtotal	38,542,311	38,242,862	38,230,399	37,809,442
Total	42,507,324	43,011,474	42,168,983	42,526,207

Liabilities
Transactions in the course of payment	564,172	283,605	564,172	283,605
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,791,870	14,630,797	14,791,870	14,630,797
Time deposits and saving accounts	14,162,408	14,345,223	14,155,640	14,346,676
Obligations by repurchase agreements	286,915	109,794	286,915	109,794
Borrowings from financial institutions	1,296,751	1,103,468	1,278,009	1,071,097
Debt financial instruments issued
Mortgage finance bonds for residential purposes	521	849	578	946
Mortgage finance bonds for general purposes	—	1	—	1
Bonds	10,800,330	9,689,219	10,725,466	9,596,699
Other financial obligations	367,323	284,479	367,323	284,479
Subtotal	41,706,118	40,163,830	41,605,801	40,040,489
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,087,093	1,068,879	1,055,062	1,057,509
Total	43,357,383	41,516,314	43,225,035	41,381,603

Schedule of Fair Value Financial Assets and Liabilities not Measured at Fair Value on the Balance Sheet

The table below sets forth the fair value of Financial Assets and Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2025 and 2024:

	Level 1 Estimated Fair Value		Level 2 Estimated Fair Value		Level 3 Estimated Fair Value		Total Estimated Fair Value
	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and deposits in banks	2,590,986	2,699,076	—	—	—	—	2,590,986	2,699,076
Transactions in the course of collection	414,419	372,456	—	—	—	—	414,419	372,456
Subtotal	3,005,405	3,071,532	—	—	—	—	3,005,405	3,071,532
Financial assets at amortized cost
Rights by resale agreements	100,643	87,291	—	—	—	—	100,643	87,291
Debt financial instruments	435,196	892,550	—	—	—	—	435,196	892,550
Loans to Banks
Domestic banks	—	299,147	—	—	—	—	—	299,147
Central Bank of Chile	—	—	—	—	—	—	—	—
Foreign banks	—	—	—	—	397,340	366,245	397,340	366,245
Subtotal	535,839	1,278,988	—	—	397,340	366,245	933,179	1,645,233
Loans to customers, net
Commercial loans	—	—	—	—	18,835,985	19,561,279	18,835,985	19,561,279
Residential mortgage loans	—	—	—	—	13,957,541	13,000,178	13,957,541	13,000,178
Consumer loans	—	—	—	—	5,436,873	5,247,985	5,436,873	5,247,985
Subtotal	—	—	—	—	38,230,399	37,809,442	38,230,399	37,809,442
Total	3,541,244	4,350,520	—	—	38,627,739	38,175,687	42,168,983	42,526,207

Liabilities
Transactions in the course of payment	564,172	283,605	—	—	—	—	564,172	283,605
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,791,870	14,630,797	—	—	—	—	14,791,870	14,630,797
Time deposits and saving accounts	—	—	—	—	14,155,640	14,346,676	14,155,640	14,346,676
Obligations by repurchase agreements	286,915	109,794	—	—	—	—	286,915	109,794
Borrowings from financial institutions	—	—	—	—	1,278,009	1,071,097	1,278,009	1,071,097
Debt financial instruments issued
Mortgage finance bonds for residential purposes	—	—	578	946	—	—	578	946
Mortgage finance bonds for general purposes	—	—	—	1	—	—	—	1
Bonds	—	—	10,725,466	9,596,699	—	—	10,725,466	9,596,699
Other financial obligations	—	—	—	—	367,323	284,479	367,323	284,479
Subtotal	15,078,785	14,740,591	10,726,044	9,597,646	15,800,972	15,702,252	41,605,801	40,040,489
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	—	—	—	—	1,055,062	1,057,509	1,055,062	1,057,509
Total	15,642,957	15,024,196	10,726,044	9,597,646	16,856,034	16,759,761	43,225,035	41,381,603